Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Provisions Abstract
Schedule of provisions

	2023 £’000	2022 £’000	2021 £’000
Opening provision at 1 January	207	50	50
Utilisation of provision	(207)	(43)	–
Provision recognised in the year	–	200	–
At 31 December	–	207	50
Less: non-current portion	–	–	–
Current portion	–	207	50